Consolidated Statements of Cash Flows (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Cash Flows from Operating Activities:
Net Loss	$ (888,022)	$ (1,761,019)
Adjustments to Reconcile Net Loss to Net Cash
Depreciation & Amortization	14,976	124,219
Common Stock Issued for Services and Compensation	479,396	155,065
Preferred Stock Issued for Services and Compensation	44,297
Bad Debt Expense	0	7,235
(Gain) Loss from Renegotiated Debt	(41,010)	83,601
Interest Expense Paid with Stock	15,000	0
(Gain) from Dispositions of Assets	0	(338)
Loss from Impairment	0	885,233
Change in Operating Assets and Liabilities:
Accounts Receivable	36,547	(7,008)
Inventories	19,284	(158,625)
Prepaid Expenses	29,100	(29,100)
Accounts Payable and Accrued Expenses	211,811	262,283
Deferred Compensation	(47,411)	75,514
Payroll Taxes Accrued and Withheld	18,490	61,075
Accrued Interest	27,045	41,477
Deferred Revenue	(182,102)	239,808
Net Cash Used in Operating Activities	(262,599)	(20,580)
Cash Flows from Financing Activities:
Proceeds from sales of common stock	322,500	0
Proceeds from Stockholders Loans	49,006	108,206
Term Loan Repayments	(21,894)	(22,963)
Payments on Stock Settlement in Process	0	(38,788)
Principal Reductions on Equipment Notes Payable	(8,873)	(5,168)
Net Cash Provided by Financing Activities	340,739	41,287
Increase in Cash	78,140	20,707
Cash at Beginning of Period	29,041	8,334
Cash at End of Period	107,181	29,041
Cash Paid for:
Interest	680	3,625
Income Taxes	0	0
Non-Cash Investing and Financing Activities:
Notes payable paid down with common stock	0	37,000
Accrued interest paid with common stock	60,000	0
Loans from stockholders paid with common stock	15,000	70,500
Accounts payable and accrued expense paid with common stock	137,001	20,660
Note payable paid with return of vehicle	0	15,728
Deferred compensation paid with common stock	43,338	0
Prepaid services paid with common stock	285,000	0
Prepaid services paid with preferred stock	118,125	0
Accounts payable paid with issuable stock	$ 10,104	$ 0